SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Weighted average discount rate	1.20%	1.20%
Weighted average remaining lease term (years)	5 months 1 day	29 days
Maximum [Member]
Weighted average discount rate	7.59%	7.59%
Weighted average remaining lease term (years)	8 years 6 months	9 years